Offerings	Sep. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.326% Fixed-to-Floating Rate Senior Notes due 2032
Amount Registered | shares	871,350,000
Maximum Aggregate Offering Price	$ 871,350,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 120,333.44
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,742,700,000. The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the exchange rate of Euro1/U.S.$1.1618, the noon buying rate in New York City for cable transfers as announced by the United States Federal Reserve Board for euro on September 4, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.832% Fixed-to-Floating Rate Senior Notes due 2037
Amount Registered | shares	871,350,000
Maximum Aggregate Offering Price	$ 871,350,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 120,333.44
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,742,700,000. The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the exchange rate of Euro1/U.S.$1.1618, the noon buying rate in New York City for cable transfers as announced by the United States Federal Reserve Board for euro on September 4, 2026.